INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Total current tax expense	$ 269	$ 483
Origination of temporary differences	466	275
Revaluation of deferred tax balances due to legislative changes	(23)	0
Total deferred tax expense	443	275
Total income tax expense	$ 712	$ 758